Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 23,351	$ 16,761
Deferred offering costs		5,134
Prepaid expenses and other current assets	2,428	378
Total current assets	25,779	22,273
Non-current assets:
Property, plant and equipment, net	30,122	26,529
Mineral interests, at cost	17,125	17,125
Equipment deposits	3,572	3,060
Lease right-of-use assets	425	30
Other non-current assets	52	52
Total non-current assets	51,296	46,796
Total assets	77,075	69,069
Current liabilities:
Accounts payable	3,113	1,823
Accrued liabilities	3,831	3,071
Derivative liability, current		1,164
Notes payable, current		831
Finance lease liability, current	247
Operating lease liability, current	129	23
Other current liabilities	13	13
Total current liabilities	7,333	6,925
Deferred grants	8,200	8,200
Finance lease liability, non-current	805
Operating lease liability, non-current	289
Earnout liability	46,232
Warrant liability	34,475
Total liabilities	97,334	15,125
Commitments and contingencies (Note 8)
Mezzanine equity:
Subscription receivable		(1,250)
Total mezzanine equity	32,397	19,923
Stockholders’ (deficit) equity:
Common Stock $0.0001, par value, 750,000 authorized; 81,952 shares issued and outstanding as of March 31, 2025	8	6
Subscription receivable	(17,187)
Additional paid-in-capital	24	104,244
Accumulated deficit	(37,994)	(72,872)
Non-controlling interest	2,493	2,643
Total stockholders’ (deficit) equity	(52,656)	34,021	[1]
Total liabilities, mezzanine and stockholders’ (deficit) equity	77,075	69,069
Series A Cumulative Convertible Preferred Stock Subject to Possible Redemption
Mezzanine equity:
12% Series A Cumulative Convertible Preferred Stock subject to possible redemption, $0.0001 par value, 15,000 authorized, 5,233 issued and outstanding as of March 31, 2025	$ 32,397	$ 21,173

[1]	The shares of the Company’s common stock prior to the Merger have been retrospectively recast to reflect the change in the capital structure as a result of the Merger as described in Note 3.